Non-controlling Interests - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [line items]
Total Non-controlling interest	€ 525	€ 486
Republic Cement & Building Materials, Inc. and Republic Cement Land & Resources, Inc. [member]
Disclosure of noncontrolling interests [line items]
Total Non-controlling interest	€ 384	€ 391
Republic Cement and Building Materials Inc and Republic Cement Land & Resources, Inc [member]
Disclosure of noncontrolling interests [line items]
Percentage of equity share capital interest	40.00%
Percentage of equity share capital interest held by another party	60.00%
Combined Philippines Business [member]
Disclosure of noncontrolling interests [line items]
Percentage of economic interest	55.00%
Percentage of economic interest held by another party	45.00%